Accounts receivable, net - Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net
Accounts receivable	$ 32,232	$ 31,192
Less: Allowance for current expected credit losses	(1,022)	(1,429)	$ (1,764)	$ (9,329)
Accounts receivable, net	$ 31,210	$ 29,763